Basic and Diluted Net Loss Per Share - Additional Information (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Series A Redeemable Convertible Preferred Stock [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share Amount	13,189,261		13,189,261
Series B Redeemable Convertible Preferred Stock [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share Amount	5,107,614		5,107,614
Series C Redeemable Convertible Preferred Stock [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share Amount	1,590,675		1,590,675
Share-based Payment Arrangement, Option [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share Amount	3,829,351	1,007,059	3,885,113	1,047,855
Warrant [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share Amount	2,257,053		2,257,053
Warrant [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Potentially Dilutive Securities Outstanding [Line Items]
Anti-dilutive Securities Excluded from Computation of Earnings Per Share Amount	367,339		367,339